Derivative Instruments and Other Hedging Activities - Effect of Hedging Instruments on Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Designated as Hedging Instruments | Cash Flow Hedging | Interest rate contracts | Interest expense
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)	$ (428)	$ 38	$ 0
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income net of taxes (Effective Portion)	50	0	0
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	(1)
Not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	6,804	1,492	(6,451)
Not Designated as Hedging Instruments | Interest rate contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	8,830	4,143	2,513
Not Designated as Hedging Instruments | Foreign exchange contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	15	22	0
Not Designated as Hedging Instruments | Forward sales contracts | Mortgage income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	(1,731)	(2,947)	(3,225)
Not Designated as Hedging Instruments | Written and purchased options | Mortgage income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	(327)	274	(5,739)
Not Designated as Hedging Instruments | Other contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 17	$ 0	$ 0